Taxes on Income (Details) - Schedule of deferred tax liabilities and assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax liabilities and assets [Abstract]
Accrued employees’ and directors’ compensation	$ 308	$ 61
Stock based compensation	746
Research and development expenses	2,527	1,275
Net loss carryforward	22,444	18,760
Total deferred tax assets	26,025	20,096
Less - valuation allowance	(26,025)	(20,096)
Deferred tax assets